Long term investment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long term investment [Text Block]

Note 6 - Long Term Investments

	September 30, 2013	December 31, 2012

Equity method investment – Anteya Technology Corp
Carrying value of investment at the beginning	$425,345	$799,131
Share of associate’s loss	(124,108)	(378,173)
Exchange difference	(19,841)	4,387
Carrying value at the end	281,396	425,345

Equity method investment – Fin-Core Corporation
Carrying value of investment at the beginning	-	196,087
Impairment for the year	-	(204,563)
Exchange difference	-	8,476
Carrying value at the end	-	-

Cost-method investments – Phocos
At cost	53,681	142,038
Impairment for the year	-	(88,357)
Disposal	(53,681)	-
Carrying value at the end	-	53,681

Net value	$281,396	$479,026

Anteya Technology Corp (Anteya) is a private company incorporated in Taiwan.  The equity interest held by the Company is 20%.

Fin-Core Corporation (FCC) is a private company incorporated in Taiwan.  The number of shares of Fin-Core held by the Company is 57,143 shares, 5.19% at September 30, 2013 and December 31, 2012.  The Company recorded the investment in Fin-Core Corporation at cost, less accumulated impairments.

Phocos AG is a private company incorporated in Germany. On May 27, 2013, the Company sold all of its shares to third party. The total proceeds were EURO 84,000 or USD105,840. The sale of the investment resulted in a USD52,159 gain.

The unaudited financial information of Anteya Technology Corp. as of September 30, 2013 and December 31, 2012 and for nine months ended September 30, 2013 and 2012 (in US dollars) are as follows:

Balance sheet	September 30, 2013	December 31, 2012

Current assets	$3,887,730	$4,634,083
Non-current assets	838,800	730,201

Total assets	4,726,530	5,364,284

Current liabilities	2,806,245	2,475,513
Non-current liabilities	455,884	762,048
Stockholders’ equity	1,464,401	2,126,723

Total stockholders’ equity and liabilities	$4,726,530	$5,364,284

Statement of operation	Nine months ended September 30, 2013	Nine months ended September 30,2012

Net sale	$2,178,089	$3,756,783
Cost of goods sold	(1,894,189)	(2,912,419)

Gross profit	283,900	844,364
Operating and non-operating expenses	(837,575)	(934,520)

Net profit (loss)	$(553,675)	$(90,156)

Note 5 – Long term investment

	2012	2011

Equity method investment – Anteya Technology Corp
Carrying value of investment at the beginning	$799,131	$797,363
Interest in Anteya’s net income	-	40,835
Impairment for the year	(378,173)	-
Exchange difference	4,387	(39,067)

Carrying value at the end	425,345	799,131

Equity method investment – Fin-Core Corporation
Carrying value of investment at the beginning	196,087	481,891
Interest in Fin-Core’s net loss up to Oct 2011	-	(135,200)
Impairment for the year	(204,563)	(132,799)
Exchange difference	8,476	(17,805)

Carrying value at the end	-	196,087

Cost-method investments – Phocos AG
At cost	142,038	142,038
Impairment for the year	(88,357)	-

Carrying value at the end	53,681	142,038

	$479,026	$1,137,256

Anteya Technology Corp (Anteya) is a private company incorporated in Taiwan. The equity interest held by the Company is 20%. Accordingly, the Company adopted the equity method of accounting with respect to the investment in Anteya. There were 200,000 bonus shares issued in 2011 to the Company. The equity interest held by the Company remains unchanged.

On August 16, 2012, Anteya increased share capital from 5,000,000 shares to 6,500,000 shares. The Company subscribed the shares of 300,000 with nil value. The holding shares of the securities is 1,300,000 with invested cost NTD 27,304,000 and percentage of the stock of the investee is 20%. The percentage of shareholding is unchanged.

On July 5, 2010, the Company’s board of directors approved the sale of 30.4% equity (or 456,000 shares) in Fin-Core Corporation (FCC) to a third party at the consideration of NTD 13,680,000 (equivalent to USD429,000). After the disposal, the equity interest of the Company in FCC decreased from 50.4% to 20%.

On July 5, 2010, the Company’s board of directors approved the participation in subscribing FCC's newly issued shares and maintain the overall equity interest of 20%. The Company subscribed 500,000 shares at consideration of NTD 10,000,000 (equivalent of USD320,000). The Company adopted the equity method of accounting to the investment in FCC.

In October 2011, the associated company, Fin-Core Corporation, decided to increase its capital by issuing 3,000,000 new shares at par value of NTD 10 per share. The Company was entitled to subscribe for up to 600,000 shares for NTD 6,000,000. However the Company chose not to participate in the subscription of any newly issued shares of Fin-Core. As a result, on November 4, 2011 the Company’s equity interest in Fin-Core decreased to 11.43% from 20% after issuance of 3,000,000 new shares. The Company recorded the investment in Fin-Core Corporation at cost on the date when the Company ceased to have significant influence over the investee.

On December 20, 2012, the total shares of Fin-Core Corporation was decreased from 7,000,000 to 500,000. The invested cost and percentage of shareholding are unchanged after shares consolidation. The number of shares of Fin-Core held by the Company is 57,143 shares, 5.19% at December 31, 2012.

Phocos AG is a private company incorporated in Germany. The equity interest held by the Company is 2.38% .

The unaudited financial information of Anteya Technology Corp. for the year ended December 31, 2012 and 2011 (in US dollars) are as follows:

Balance sheet	2012	2011
Current assets	$4,634,083	$4,671,187
Non-current assets	730,201	1,101,058
Total assets	5,364,284	5,772,245
Current liabilities	2,475,513	2,437,814
Non-current liabilities	762,048	1,097,420
Stockholders’ equity	2,126,723	2,237,011
Total stockholders’ equity and liabilities	$5,364,284	$5,772,245
Statement of operation	2012	2011
Net sale	$4,820,371	$6,130,555
Cost of goods sold	(3,795,011)	(4,695,958)
Gross profit	1,025,360	1,434,597
Operating and non-operating expenses	(1,225,526)	(1,224,267)
Net profit (loss)	$(200,166)	$210,330